Credit Losses	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Credit Losses
Note 11 - Credit Losses

The Company is exposed to credit losses primarily through sales to customers. The Company’s expected loss allowance methodology for trade receivables is developed using historical collection experience, current and future economic and market conditions and a review of the current status.

The estimate of amount of trade receivable that may not be collected is based on the geographic location of the trade receivable balances, aging of the trade receivable balances, the financial condition of customers and the Company’s historical experience with customers in similar geographies.

Additionally, specific allowance amounts are established to record the appropriate provision for customers who have a higher probability of default.

The following table provides a roll-forward of the allowance for credit losses that is deducted from the amortized cost basis of trade receivables to present the net amount expected to be collected:

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Balance, at beginning of period	22,410	8,587
Provision for expected credit losses	3,898	14,489
Balance added in business combination	259	-
Amounts written off charged against the allowance and others	(1,965)	(666)

Balance, at end of period	24,602	22,410